FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of liquidity risk [line items]
Percentage of trade account receivables insured	77.00%			77.00%
Revolving credit facilities outstanding availability	€ 447,000,000
Liquidity value	773,000,000		€ 981,000,000
Cash and cash equivalents	147,000,000		439,000,000			€ 184,000,000	€ 164,000,000
Undrawn facilities	626,000,000		542,000,000
Derivative classified as cash flow hedge
Disclosure of liquidity risk [line items]
Nominal amount hedging instrument | $				$ 274	$ 330
Forward purchase contracts versus EURO | Foreign exchange forward contracts
Disclosure of liquidity risk [line items]
Net position hedges related to loans and deposits | $		$ 33
U.S. Revolving Facility
Disclosure of liquidity risk [line items]
Borrowing base | $				$ 353
French Inventory Based Facility
Disclosure of liquidity risk [line items]
Borrowing base	100,000,000
Currency risk
Disclosure of liquidity risk [line items]
Margin requirement paid as collateral to counterparties	0		3,000,000
Commodity price risk
Disclosure of liquidity risk [line items]
Margin requirement for aluminum and other commodity hedges	0		0
10% increase or decrease in the market price | Aluminium
Disclosure of liquidity risk [line items]
Impact of increase or decrease in market price in gain or loss from derivatives	36,000,000
Top of range | 50 basis point increase or decrease in the LIBOR or EURIBOR interest rates
Disclosure of liquidity risk [line items]
Impact of increase or decrease in interest rate in income before income tax	€ 1,000,000		€ 1,000,000